Schedule of intangible assets, net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,384	$ 3,145	$ 2,663
Less: accumulated amortization	(1,874)	(2,472)	(2,131)
Net book value	510	673	532
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Total	2,380	3,140	2,658
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 4	$ 5	$ 5